Financial Liabilities - Breakdown of Financial Liabilities (Details) - Telefónica, S.A. - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Total carrying amount	€ 39,079	€ 42,295
Total fair value	36,196	46,262
Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	6
Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,368	2,188
Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	973	524
Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,395	1,670
Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	36,711	40,101
Issues
Disclosure of financial liabilities [line items]
Total carrying amount	32,167	35,408
Total fair value	29,314	39,412
Issues | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	32,167	35,408
Loans and other payables
Disclosure of financial liabilities [line items]
Total carrying amount	4,544	4,693
Total fair value	4,514	4,656
Loans and other payables | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	4,544	4,693
Derivative instruments
Disclosure of financial liabilities [line items]
Total carrying amount	2,368	2,194
Total fair value	2,368	2,194
Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	6
Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,368	2,188
Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	973	524
Derivative instruments | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,395	1,670
Derivative instruments | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	€ 0	€ 0